Principal Accounting Policies - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets [Abstract]
Short-term Investments	¥ 28,526	$ 4,201	¥ 32,000
Liabilities [Abstract]
Put right liabilities	124,100	$ 18,278
Fair Value, Recurring [Member]
Assets [Abstract]
Short-term Investments	28,526		32,000
Liabilities [Abstract]
Put right liabilities	124,100
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Short-term Investments	28,526		¥ 32,000
Liabilities [Abstract]
Put right liabilities	¥ 124,100